Schedule of authorized share capital (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Equity [Abstract]
Balance, shares			8,425,353	6,306,979	6,306,979
Balance, value			$ 8,559,856	$ 4,903,031	$ 4,903,031
Issuance of Common Shares on Initial Public Offering, shares			382,667		875,000
Issuance of Common Shares on Initial Public Offering, value			$ 232,708		$ 3,500,000
Issuance of Common Share against Conversion Note, shares					501,875
Issuance of Common Share against Conversion Note, value					$ 465,680
Issuance of Common Shares on Equity Purchase Agreement, shares					741,499
Issuance of Common Shares on Equity Purchase Agreement, value					$ 487,491
Share Issuance Costs			(213,961)		(748,063)
Warrants issued					(48,283)
Share-based compensation expense, value						$ 33,091
Issuance of Common Shares on Pre-funded Warrants, shares			884,000
Issuance of Common Shares on Pre-funded Warrants, value			$ 530,312
Balance, shares	9,692,020		9,692,020		8,425,353	6,306,979
Balance, value	$ 9,108,915		$ 9,108,915		$ 8,559,856	$ 4,903,031